Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 201	$ 257	$ 248
Contributions to defined contribution plans	261	235	244
Total	462	$ 492	$ 492
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	169
Contributions to defined contribution plans	259
Total	428
Other Benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	32
Contributions to defined contribution plans	2
Total	$ 34